RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Aug. 31, 2021
Related party transactions [abstract]
Disclosure of information about expenses included in the following management and board compensation
For the years ended August 31, 2021 and 2020, the Company’s expenses included the following management and board compensation:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Salaries and consulting fees	$2,757	$2,953
Share-based compensation	2,555	2,750
Total key management compensation	$5,312	$5,703